                            FOR USE IN NEW YORK ONLY

                                     [LOGO]

                    ---------------------------------------
                           SMITH BARNEY LIFEVEST-SM-

------------------------------------------------
  Annual Report for:
- Single Premium Variable Life Insurance
  Policy issued by IDS Life Insurance
  Company of New York
  Prospectus for:
- Smith Barney Inc. Stripped ("Zero Coupon")
  U.S. Treasury Securities Fund, Series A
--------------------------------------------------------

IDS LIFE OF NEW YORK ACCOUNT 7

ANNUAL FINANCIAL INFORMATION
-----------------------------------------------------------------

REPORT OF INDEPENDENT AUDITORS

The Board of Directors
IDS Life Insurance Company of New York

We have audited the accompanying individual and combined statements of net assets of the segregated asset subaccounts of IDS Life of New York Account 7 -- Single Premium Variable Life Insurance (comprised of subaccounts NAP, NMM, NHI, NTR, NGO and N04) as of December 31, 1998, and the related statements of operations and changes in net assets for each of the three years in the period then ended. These financial statements are the responsibility of the management of IDS Life Insurance Company of New York. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at December 31, 1998 with the affiliated mutual fund manager and the unit investment trust sponsor. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the individual and combined financial position of the segregated asset subaccounts of IDS Life of New York Account 7 -- Single Premium Variable Life Insurance at December 31, 1998 and the individual and combined results of their operations and the changes in their net assets for the periods described above, in conformity with generally accepted accounting principles.

Ernst & Young LLP
Minneapolis, Minnesota
March 12, 1999

IDS LIFE OF NEW YORK ACCOUNT 7
----------------------------------------------------------------------------------------------------------------------------------
STATEMENTS OF NET ASSETS                                                                                           DEC. 31, 1998
                                                                           SEGREGATED ASSET SUBACCOUNTS                  COMBINED
                                                             ---------------------------------------------------------   VARIABLE
ASSETS                                                          NAP        NMM      NHI       NTR       NGO      N04     ACCOUNT
----------------------------------------------------------------------------------------------------------------------------------
Investments in shares of mutual fund portfolios and units
in the trust:
 at cost...................................................  $  648,800  $98,744  $155,814  $135,476  $12,157  $13,342  $1,064,333
                                                             ---------------------------------------------------------------------
 at market value...........................................  $1,057,594  $98,740  $156,472  $170,797  $12,472  $33,155  $1,529,230
Dividends receivable.......................................          --      393       863        --       53       --      1,309
Receivable from mutual fund portfolios and the trust for
share redemptions..........................................       1,617       --        --       261       --       --      1,878
----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                  1,059,211   99,133   157,335   171,058   12,525   33,155  1,532,417
----------------------------------------------------------------------------------------------------------------------------------
LIABILITIES
----------------------------------------------------------------------------------------------------------------------------------
Payable to IDS Life of New York for:
Mortality and expense risk fee.............................         539       50        80        86        7       17        779
Minimum death benefit guarantee risk charge................         359       34        53        58        4       12        520
Issue and administrative expense charge....................         270       25        40        44        3        9        391
Mortality charge...........................................         449       42        66        73        5       14        649
Transaction charge.........................................          --       --        --        --       --        7          7
Payable to mutual fund portfolios and the trust for
investments purchased......................................          --      242       624        --       34       --        900
----------------------------------------------------------------------------------------------------------------------------------
Total liabilities..........................................       1,617      393       863       261       53       59      3,246
----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life contracts in
accumulation period........................................  $1,057,594  $98,740  $156,472  $170,797  $12,472  $33,096  $1,529,171
----------------------------------------------------------------------------------------------------------------------------------
ACCUMULATION UNITS OUTSTANDING.............................     220,618   70,527   103,394    52,556    6,700   12,449
----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE PER ACCUMULATION UNIT......................  $     4.79  $  1.40  $   1.51  $   3.25  $  1.86  $  2.70
----------------------------------------------------------------------------------------------------------------------------------
See accompanying notes to financial statements.

IDS LIFE OF NEW YORK ACCOUNT 7
--------------------------------------------------------------------------------------------------------------------------
STATEMENTS OF OPERATIONS                                                                        YEAR ENDED DEC. 31, 1998
                                                                       SEGREGATED ASSET SUBACCOUNTS              COMBINED
                                                           ----------------------------------------------------  VARIABLE
INVESTMENT INCOME                                            NAP      NMM      NHI      NTR      NGO      N04     ACCOUNT
--------------------------------------------------------------------------------------------------------------------------
Dividend income from mutual fund portfolios and in the
trust....................................................  $162,813  $4,806  $11,326  $13,057  $  748   $    --  $192,750
--------------------------------------------------------------------------------------------------------------------------
Expenses:
Mortality and expense risk charge........................     5,997     583      931      961      73       193     8,738
Minimum death benefit guarantee risk charge..............     3,998     389      621      641      48       129     5,826
Issue and administrative expense charge..................     3,008     293      467      482      36        97     4,383
Mortality charge.........................................     5,007     487      778      803      61       161     7,297
Transaction charge.......................................        --      --       --       --      --        81        81
--------------------------------------------------------------------------------------------------------------------------
Total expenses...........................................    18,010   1,752    2,797    2,887     218       661    26,325
--------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net..........................   144,803   3,054    8,529   10,170     530      (661)  166,425
--------------------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
--------------------------------------------------------------------------------------------------------------------------
Realized gain (loss) on sales of investments in mutual
fund portfolios and in the trust:
Proceeds from sales......................................    32,893      --    4,252   37,330      --       659    75,134
Cost of investments sold.................................    20,013      --    4,187   29,687      --       280    54,167
--------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments..................    12,880      --       65    7,643      --       379    20,967
Net change in unrealized appreciation or depreciation of
investments..............................................   (88,745)     --   (3,136)     855     227     2,862   (87,937)
--------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments...........................   (75,865)     --   (3,071)   8,498     227     3,241   (66,970)
--------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
operations...............................................  $ 68,938  $3,054  $ 5,458  $18,668  $  757   $ 2,580  $ 99,455
--------------------------------------------------------------------------------------------------------------------------
See accompanying notes to financial statements.

IDS LIFE OF NEW YORK ACCOUNT 7
--------------------------------------------------------------------------------------------------------------------------
STATEMENTS OF OPERATIONS                                                                        YEAR ENDED DEC. 31, 1997
                                                                        SEGREGATED ASSET SUBACCOUNTS              COMBINED
                                                            ----------------------------------------------------  VARIABLE
INVESTMENT INCOME                                             NAP      NMM      NHI      NTR      NGO      N04    ACCOUNT
--------------------------------------------------------------------------------------------------------------------------
Dividend income from mutual fund portfolios and in the
trust.....................................................  $ 38,768  $4,683  $11,034  $15,582  $ 1,367  $    --  $71,434
--------------------------------------------------------------------------------------------------------------------------
Expenses:
Mortality and expense risk charge.........................     7,486     696      950    1,177      149      237   10,695
Minimum death benefit guarantee risk charge...............     3,758     346      632      586       72      158    5,552
Issue and administrative expense charge...................     3,085     285      533      481       60      136    4,580
Distribution charge.......................................       784      75      175      121       17       53    1,225
Mortality charge..........................................     4,691     432      789      732       90      197    6,931
Premium tax charge........................................       272      26       60       42        6       18      424
Transaction charge........................................        --      --       --       --       --       99       99
--------------------------------------------------------------------------------------------------------------------------
Total expenses............................................    20,076   1,860    3,139    3,139      394      898   29,506
--------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net...........................    18,692   2,823    7,895   12,443      973     (898)  41,928
--------------------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
--------------------------------------------------------------------------------------------------------------------------
Realized gain (loss) on sales of investments in mutual
fund portfolios and in the trust:
Proceeds from sales.......................................   196,635      --   41,833   19,018   11,291   13,954  282,731
Cost of investments sold..................................   101,199      --   41,601   14,864   11,373    6,504  175,541
--------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments...................    95,436      --      232    4,154      (82)   7,450  107,190
Net change in unrealized appreciation or depreciation of
investments...............................................    67,292      --      274    6,230      265   (4,302)  69,759
--------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments............................   162,728      --      506   10,384      183    3,148  176,949
--------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
operations................................................  $181,420  $2,823  $ 8,401  $22,827  $ 1,156  $ 2,250  $218,877
--------------------------------------------------------------------------------------------------------------------------
See accompanying notes to financial statements.

IDS LIFE OF NEW YORK ACCOUNT 7
--------------------------------------------------------------------------------------------------------------------------
STATEMENTS OF OPERATIONS                                                                        YEAR ENDED DEC. 31, 1996
                                                                       SEGREGATED ASSET SUBACCOUNTS              COMBINED
                                                           ----------------------------------------------------  VARIABLE
INVESTMENT INCOME                                            NAP       NMM      NHI      NTR      NGO     N04     ACCOUNT
--------------------------------------------------------------------------------------------------------------------------
Dividend income from mutual fund portfolios and in the
trust....................................................  $149,047  $ 7,233  $12,955  $10,422  $ 2,286  $   --  $181,943
--------------------------------------------------------------------------------------------------------------------------
Expenses:
Mortality and expense risk fee...........................     7,238    1,184    1,461    1,042      246     236    11,407
Minimum death benefit guarantee risk charge..............     3,473      546      720      514      137     157     5,547
Issue and administrative expense charge..................     3,473      546      720      514      137     157     5,547
Distribution expense charge..............................     2,595      408      538      384      102     118     4,145
Mortality charge.........................................     4,332      681      898      641      171     197     6,920
Premium tax charge.......................................       878      138      182      130       35      39     1,402
Transaction charge.......................................        --       --       --       --       --      98        98
--------------------------------------------------------------------------------------------------------------------------
Total expenses...........................................    21,989    3,503    4,519    3,225      828   1,002    35,066
--------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net..........................   127,058    3,730    8,436    7,197    1,458  (1,002)  146,877
--------------------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
--------------------------------------------------------------------------------------------------------------------------
Realized gain (loss) on sales of investments in mutual
fund portfolios and in the trust:
Proceeds from sales......................................    73,792   88,028   44,981       --   64,950   1,007   272,758
Cost of investments sold.................................    38,652   88,031   43,851       --   65,167     296   235,997
--------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments..................    35,140       (3)   1,130       --     (217)    711    36,761
Net change in unrealized appreciation or depreciation of
investments..............................................   (16,941)       2   (7,659)   8,548   (4,056)   (292)  (20,398)
--------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments...........................    18,199       (1)  (6,529)   8,548   (4,273)    419    16,363
--------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
operations...............................................  $145,257  $ 3,729  $ 1,907  $15,745  $(2,815) $ (583) $163,240
--------------------------------------------------------------------------------------------------------------------------
See accompanying notes to financial statements.

IDS LIFE OF NEW YORK ACCOUNT 7
-----------------------------------------------------------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS                                                                  YEAR ENDED DEC. 31, 1998
                                                                          SEGREGATED ASSET SUBACCOUNTS                   COMBINED
                                                           -----------------------------------------------------------   VARIABLE
OPERATIONS                                                    NAP        NMM      NHI       NTR       NGO       N04       ACCOUNT
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net..........................  $  144,803  $ 3,054  $  8,529  $ 10,170  $    530  $   (661) $  166,425
Net realized gain (loss) on investments..................      12,880       --        65     7,643        --       379      20,967
Net change in unrealized appreciation or depreciation of
investments..............................................     (88,745)      --    (3,136)      855       227     2,862     (87,937)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
operations...............................................      68,938    3,054     5,458    18,668       757     2,580      99,455
-----------------------------------------------------------------------------------------------------------------------------------

CONTRACT TRANSACTIONS
-----------------------------------------------------------------------------------------------------------------------------------
Net transfers*...........................................          --       --       598       497        --        --       1,095
Transfers for policy loans...............................     (13,097)      --    (1,809)       --        --        --     (14,906)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions...........     (13,097)      --    (1,211)      497        --        --     (13,811)
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year..........................   1,001,753   95,686   152,225   151,632    11,715    30,516   1,443,527
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year................................  $1,057,594  $98,740  $156,472  $170,797  $ 12,472  $ 33,096  $1,529,171
-----------------------------------------------------------------------------------------------------------------------------------
ACCUMULATION UNIT ACTIVITY
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at beginning of year...................     223,878   70,527   104,605    52,556     6,700    12,449
Transfers for policy loans...............................      (3,260)      --    (1,211)       --        --        --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year.........................     220,618   70,527   103,394    52,556     6,700    12,449
-----------------------------------------------------------------------------------------------------------------------------------
*Includes transfer activity from (to) other subaccounts and transfers from (to) IDS Life of New York's fixed account.
 See accompanying notes to financial statements.

IDS LIFE OF NEW YORK ACCOUNT 7
-----------------------------------------------------------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS                                                                  YEAR ENDED DEC. 31, 1997
                                                                          SEGREGATED ASSET SUBACCOUNTS                   COMBINED
                                                           -----------------------------------------------------------   VARIABLE
OPERATIONS                                                    NAP        NMM      NHI       NTR       NGO       N04       ACCOUNT
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net..........................  $   18,692  $ 2,823  $  7,895  $ 12,443  $    973  $   (898) $   41,928
Net realized gain (loss) on investments..................      95,436       --       232     4,154       (82)    7,450     107,190
Net change in unrealized appreciation or depreciation of
investments..............................................      67,292       --       274     6,230       265    (4,302)     69,759
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
operations...............................................     181,420    2,823     8,401    22,827     1,156     2,250     218,877
-----------------------------------------------------------------------------------------------------------------------------------
CONTRACT TRANSACTIONS
-----------------------------------------------------------------------------------------------------------------------------------
Net transfers*...........................................      11,561       --   (10,324)       --        --        --       1,237
Transfers for policy loans...............................     (52,748)      --     7,464      (607)       --        --     (45,891)
Contract terminations:
Surrender benefits.......................................     (61,355)      --    (8,339)  (18,371)  (11,291)  (12,971)   (112,327)
Death benefits...........................................     (59,912)      --   (15,207)       --        --        --     (75,119)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions...........    (162,454)      --   (26,406)  (18,978)  (11,291)  (12,971)   (232,100)
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year..........................     982,787   92,863   170,230   147,783    21,850    41,237   1,456,750
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year................................  $1,001,753  $95,686  $152,225  $151,632  $ 11,715  $ 30,516  $1,443,527
-----------------------------------------------------------------------------------------------------------------------------------
ACCUMULATION UNIT ACTIVITY
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at beginning of year...................     260,415   70,527   123,932    59,059    13,304    17,938
Net transfers*...........................................       3,094       --    (7,568)       --        --        --
Transfers for policy loans...............................     (12,562)      --     5,533      (220)       --        --
Contract termination:
Surrender benefits.......................................     (14,071)      --    (5,997)   (6,283)   (6,604)   (5,489)
Death benefits...........................................     (12,998)      --   (11,295)       --        --        --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year.........................     223,878   70,527   104,605    52,556     6,700    12,449
-----------------------------------------------------------------------------------------------------------------------------------
*Includes transfer activity from (to) other subaccounts and transfers from (to) IDS Life of New York's fixed account.
 See accompanying notes to financial statements.

IDS LIFE OF NEW YORK ACCOUNT 7
---------------------------------------------------------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS                                                                  YEAR ENDED DEC. 31, 1996
                                                                         SEGREGATED ASSET SUBACCOUNTS                  COMBINED
                                                           ---------------------------------------------------------   VARIABLE
OPERATIONS                                                   NAP       NMM       NHI       NTR       NGO       N04      ACCOUNT
---------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net..........................  $127,058  $  3,730  $  8,436  $  7,197  $  1,458  $(1,002) $  146,877
Net realized gain (loss) on investments..................    35,140        (3)    1,130        --      (217)     711      36,761
Net change in unrealized appreciation or depreciation of
investments..............................................   (16,941)        2    (7,659)    8,548    (4,056)    (292)    (20,398)
---------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
operations...............................................   145,257     3,729     1,907    15,745    (2,815)    (583)    163,240
---------------------------------------------------------------------------------------------------------------------------------
CONTRACT TRANSACTIONS
---------------------------------------------------------------------------------------------------------------------------------
Net transfers*...........................................        --    64,949    (4,516)    2,267   (62,691)      --           9
Transfers for policy loans...............................   (45,449)       --    (2,055)       --        --       --     (47,504)
Contract terminations:
Surrender benefits.......................................        --   (88,028)  (38,409)       --        --       --    (126,437)
---------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions...........   (45,449)  (23,079)  (44,980)    2,267   (62,691)      --    (173,932)
---------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year..........................   882,979   112,213   213,303   129,771    87,356   41,820   1,467,442
---------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year................................  $982,787  $ 92,863  $170,230  $147,783  $ 21,850  $41,237  $1,456,750
---------------------------------------------------------------------------------------------------------------------------------
ACCUMULATION UNIT ACTIVITY
---------------------------------------------------------------------------------------------------------------------------------
Units outstanding at beginning of year...................   274,198    87,438   157,173    58,036    52,748   17,938
Net transfers*...........................................        --    50,324    (3,572)    1,023   (39,444)      --
Transfers for policy loans...............................   (13,783)       --    (1,508)       --        --       --
Contract termination:
Surrender benefits.......................................        --   (67,235)  (28,161)       --        --       --
---------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                            260,415    70,527   123,932    59,059    13,304   17,938
---------------------------------------------------------------------------------------------------------------------------------
*Includes transfer activity from (to) other subaccounts and transfers from (to) IDS Life of New York's fixed account.
 See accompanying notes to financial statements.

IDS LIFE OF NEW YORK ACCOUNT 7

NOTES TO FINANCIAL STATEMENTS
-----------------------------------------------------------------
1. ORGANIZATION

IDS Life of New York Account 7 (the Variable Account) was established under New York law on Sept. 12, 1985 as a segregated asset account of IDS Life Insurance Company of New York (IDS Life of New York). The Variable Account is registered as a single unit investment trust under the Investment Company Act of 1940, as amended (the 1940 Act). Operations of the Variable Account commenced on April 15, 1987.

The Variable Account is comprised of various subaccounts. Each subaccount invests exclusively in shares of one of the following portfolios (the Funds) of IDS Life Series Fund, Inc. (IDS Life Series Fund) or in the Trust. IDS Life Series Fund is registered under the 1940 Act as a diversified, open-end investment management investment company. The Trust is registered under the 1940 Act as a unit investment trust. The Funds have the following investment managers and the Trust has the following sponsor.

SUBACCOUNT INVESTS EXCLUSIVELY IN SHARES OF                      INVESTMENT MANAGER/SPONSOR
-----------------------------------------------------------------------------------------------------
NAP    IDS Life Series Fund Equity Portfolio...................  IDS Life Insurance Company(1)
NMM    IDS Life Series Fund Money Market Portfolio.............  IDS Life Insurance Company(1)
NHI    IDS Life Series Fund Income Portfolio...................  IDS Life Insurance Company(1)
NTR    IDS Life Series Fund Managed Portfolio..................  IDS Life Insurance Company(1)
NGO    IDS Life Series Fund Government Securities Portfolio....  IDS Life Insurance Company(1)
N04    2004 Trust..............................................  Smith Barney Inc.
-----------------------------------------------------------------------------------------------------

(1)  American Express Financial Corporation (AEFC) is the investment advisor.

The assets of each subaccount of the Variable Account are not chargeable with liabilities arising out of the business conducted by any other segregated asset account or by IDS Life of New York.

--------------------------------------------------------------------------------
2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

INVESTMENTS IN THE FUNDS
Investments in shares of the Funds are stated at market value which is the net asset value per share as determined by the respective Funds. Investment transactions are accounted for on the date the shares are purchased and sold. The cost of investments sold and redeemed is determined on the average cost method. Dividend distributions received from the Funds are reinvested in additional shares of the Funds and recorded as income by the subaccounts on the ex-dividend date.

Unrealized appreciation or depreciation of investments in the accompanying financial statements represents the subaccounts' share of the Funds' undistributed net investment income, undistributed realized gain or loss and the unrealized appreciation or depreciation on their investment securities.

INVESTMENTS IN THE TRUST
Investments in units of the Trust are stated at market value which is the net asset value per unit as determined by the Trust. Investment transactions are accounted for on the date the units are purchased and sold. The cost of investments sold and redeemed is determined on the average cost method.

Unrealized appreciation or depreciation of investments in the accompanying financial statements represents the subaccount's share of the Trust's undistributed net investment income, undistributed realized gain or loss and the unrealized appreciation or depreciation on their investment securities.

USE OF ESTIMATES
The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that

IDS LIFE OF NEW YORK ACCOUNT 7

--------------------------------------------------------------------------------

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED) affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the period. Actual results could differ from those estimates.

FEDERAL INCOME TAXES
IDS Life of New York is taxed as a life insurance company. The Variable Account is treated as part of IDS Life of New York for federal income tax purposes. Under existing federal income tax law, IDS Life of New York is not subject to income taxes with respect to any investment income of the Variable Account.

--------------------------------------------------------------------------------
3. MORTALITY CHARGE

IDS Life of New York deducts a mortality charge equal (except as explained below), on an annual basis, to 0.5% of the daily net asset value of the Variable Account. Prior to the maturity date of the policy, the death benefit will always be higher than the policy value. This deduction will enable IDS Life of New York to pay this additional amount. Although IDS Life of New York does not expect to charge more than the rate mentioned above, its charge for providing life insurance protection could be greater. IDS Life of New York guarantees that its charge will never be greater than an amount based upon the 1958 Commissioners' Standard Ordinary Mortality Table.

--------------------------------------------------------------------------------
4. MORTALITY AND EXPENSE RISK CHARGE

IDS Life of New York makes contractual assurances to the Variable Account that possible future adverse changes in administrative expenses and mortality experience of the policy owners and beneficiaries will not affect the Variable Account. The mortality and expense risk fee paid to IDS Life of New York is computed daily and is equal, on an annual basis, to 0.6% of the daily net asset value of the Variable Account.

--------------------------------------------------------------------------------
5. MINIMUM DEATH BENEFIT GUARANTEE RISK CHARGE

IDS Life of New York deducts a minimum death benefit guarantee risk charge equal, on an annual basis, to 0.4% of the daily net asset value of the Variable Account. This deduction is made to compensate IDS Life of New York for the risk it assumes by providing a guaranteed minimum death benefit. The deduction is made from the Variable Account and computed on a daily basis. This charge is guaranteed for the life of the contract and may not be increased.

--------------------------------------------------------------------------------
6. ISSUE AND ADMINISTRATIVE EXPENSE CHARGE

IDS Life of New York deducts a charge to compensate it for expenses it incurs in administering the policy, such as the costs of underwriting the policy, conducting any medical examinations, establishing and maintaining records, and providing reports to policy owners. This charge is deducted daily and is equivalent, on an annual basis, to 0.4% of the daily net asset value of the Variable Account during the first 10 years of the policy, and to 0.3% thereafter. This charge was reduced to 0.3% for all policy owners in 1997. There is not necessarily a relationship between the amount of the charge imposed on a particular policy and the amount of administrative expenses that may be attributable to that policy.

IDS LIFE OF NEW YORK ACCOUNT 7

--------------------------------------------------------------------------------

7. PREMIUM TAX CHARGE

To cover the premium taxes assessed by the state of New York and to compensate IDS Life of New York for the average premium tax expense it incurred when issuing the policy, IDS Life of New York deducted a charge equivalent, on an annual basis, to 0.1% of the daily net asset value of the Variable Account during the first 10 policy years. This charge was eliminated for all policy owners in 1997.

--------------------------------------------------------------------------------
8. DISTRIBUTION EXPENSE CHARGE

IDS Life of New York incurred certain sales and other distribution expenses at the time the policies were issued. This charge was equal, on an annual basis, to 0.3% of the daily average net asset value of the Variable Account for the first 10 policy years. This charge was eliminated for all policy owners in 1997. IDS Life of New York anticipates that this charge, together with any applicable surrender charge, will cover the expected costs of distributing the policies. In no event will the sum of the surrender charge deducted on surrender and cumulative distribution expense charges previously deducted exceed 9% of the single premium paid.

--------------------------------------------------------------------------------
9. TRANSACTION CHARGE

IDS Life of New York makes a daily charge against the assets of each subaccount investing in the Trust. This charge is intended to reimburse IDS Life of New York for the transaction charge paid directly by IDS Life of New York to Smith Barney Inc. on the sale of the Trust units to the Variable Account. IDS Life of New York pays these amounts from its general account assets. The amount of the asset charge is equivalent to an effective annual rate of 0.25% of the account value invested in the Trust. This amount may be increased in the future but in no event will it exceed an effective annual rate of 0.5% of the Variable Account value. The charge will be cost-based (taking into account a loss of interest) with no anticipated element of profit for IDS Life of New York.

--------------------------------------------------------------------------------
10. SURRENDER CHARGE

IDS Life of New York will use a surrender charge to help it recover certain selling expenses. The surrender charge will be deducted during the first eight policy years. Further, IDS Life of New York guarantees that the total cumulative distribution expense charges and the surrender charge will never exceed 9% of the single premium. Charges by IDS Life of New York for surrenders are not identified on an individual segregated asset account basis. Charges for all segregated asset accounts amounted to $886,431 in 1998, $688,445 in 1997 and $551,374 in 1996. Such charges are not treated as a separate expense of the subaccounts or Variable Account. They are ultimately deducted from contract surrender benefits paid by IDS Life of New York.

IDS LIFE OF NEW YORK ACCOUNT 7

--------------------------------------------------------------------------------

11. INVESTMENT IN SHARES/UNITS

The subaccounts' investment in shares of the Funds or units of the Trust as of Dec. 31, 1998 were as follows:

SUBACCOUNT INVESTMENT                                                 SHARES/UNITS   NAV
--------------------------------------------------------------------------------------
NAP    IDS Life Series Fund Equity Portfolio........................  38,404   $ 27.54
NMM    IDS Life Series Fund Money Market Portfolio..................  98,750      1.00
NHI    IDS Life Series Fund Income Portfolio........................  15,603     10.03
NTR    IDS Life Series Fund Managed Portfolio.......................  8,943      19.10
NGO    IDS Life Series Fund Government Securities Portfolio.........  1,203      10.37
N04    2004 Trust...................................................  43,828      0.76
--------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
12. INVESTMENT TRANSACTIONS

The subaccounts' purchases of Fund shares or Trust units, including reinvestment of dividend distributions, were as follows:

                                                                       YEAR ENDED DEC. 31,
                                                                   ---------------------------
SUBACCOUNT INVESTMENT                                                1998     1997      1996
----------------------------------------------------------------------------------------------
NAP  IDS Life Series Fund Equity Portfolio.......................  $161,504  $52,171  $155,918
NMM  IDS Life Series Fund Money Market Portfolio.................     3,054    2,824    68,679
NHI  IDS Life Series Fund Income Portfolio.......................    11,770   23,122     8,436
NTR  IDS Life Series Fund Managed Portfolio......................    47,577   12,337     9,550
NGO  IDS Life Series Fund Government Securities Portfolio........       530      973     3,716
N04  2004 Trust..................................................        --       65        --
----------------------------------------------------------------------------------------------
     Combined Variable Account                                     $224,435  $91,492  $246,299
----------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
13. YEAR 2000 ISSUE (UNAUDITED)

The Year 2000 issue is the result of computer programs having been written using two digits rather than four to define a year. Any programs that have time-sensitive software may recognize a date using "00" as the year 1900 rather than 2000. This could result in the failure of major systems or miscalculations, which could have a material impact on the operations of IDS Life of New York and the Variable Account. IDS Life of New York and the Variable Account have no computer systems of their own but are dependent upon the systems of AEFC and certain other third parties.

A comprehensive review of AEFC's computer systems and business processes has been conducted to identify the major systems that could be affected by the Year 2000 issue. Steps are being taken to resolve any potential problems including modification to existing software and the purchase of new software. These measures are scheduled to be completed and tested on a timely basis. AEFC's target date for substantially completing corrective measures on business critical systems was Dec. 31, 1998. Substantial testing of these systems was targeted for completion early in 1999. AEFC is currently on track with this schedule and is also on track to finish the work on non-critical systems by June 30, 1999. The Year 2000 readiness of other third parties whose system failures could have an impact on IDS Life of New York's and the Variable Account's operations continues to be evaluated. The potential materiality of any such impact is not known at this time.

AEFC's Year 2000 project includes establishing Year 2000 contingency plans for all key business units. Business continuation plans, which address business continuation in the event of a system disruption, are in place for all key business units. These plans are being amended to include specific Year 2000 considerations and will continue to be refined throughout 1999 as additional information related to potential Year 2000 exposure is gathered.

IDS LIFE OF NEW YORK ACCOUNT 7

CONDENSED FINANCIAL INFORMATION (UNAUDITED)
-----------------------------------------------------------------
The following table gives per-unit information about the financial history of each subaccount.

                                                                                    YEAR ENDED DEC. 31,
                                                            --------------------------------------------------------------------
                                                            1998   1997   1996   1995   1994   1993   1992   1991   1990   1989
--------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT NAP (INVESTING IN SHARES OF IDS LIFE SERIES FUND
EQUITY PORTFOLIO)
Accumulation unit value at beginning of period............  $4.48  $3.77  $3.22  $2.38  $2.37  $2.14  $2.08  $1.28  $1.31  $1.02
Accumulation unit value at end of period..................  $4.79  $4.48  $3.77  $3.22  $2.38  $2.37  $2.14  $2.08  $1.28  $1.31
Number of accumulation units outstanding at end of period
(000 omitted).............................................   221    224    260    274    268    325    317    307    362    395
--------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT NMM (INVESTING IN SHARES OF IDS LIFE SERIES FUND
MONEY MARKET PORTFOLIO)
Accumulation unit value at beginning of period............  $1.36  $1.32  $1.28  $1.25  $1.23  $1.23  $1.21  $1.18  $1.12  $1.06
Accumulation unit value at end of period..................  $1.40  $1.36  $1.32  $1.28  $1.25  $1.23  $1.23  $1.21  $1.18  $1.12
Number of accumulation units outstanding at end of period
(000 omitted).............................................    71     71     71     87    217    165    165    247    219    243
--------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT NHI (INVESTING IN SHARES OF IDS LIFE SERIES FUND
INCOME PORTFOLIO)
Accumulation unit value at beginning of period............  $1.46  $1.38  $1.36  $1.15  $1.23  $1.10  $1.02  $0.90  $1.12  $1.16
Accumulation unit value at end of period..................  $1.51  $1.46  $1.38  $1.36  $1.15  $1.23  $1.10  $1.02  $0.90  $1.12
Number of accumulation units outstanding at end of period
(000 omitted).............................................   103    105    124    157    293    326    358    358    148    610
--------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT NTR (INVESTING IN SHARES OF IDS LIFE SERIES FUND
MANAGED PORTFOLIO)
Accumulation unit value at beginning of period............  $2.89  $2.50  $2.24  $1.92  $1.95  $1.67  $1.55  $1.20  $1.21  $1.06
Accumulation unit value at end of period..................  $3.25  $2.89  $2.50  $2.24  $1.92  $1.95  $1.67  $1.55  $1.20  $1.21
Number of accumulation units outstanding at end of period
(000 omitted).............................................    53     53     59     58     78    127    144    109     94    145
--------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT NGO (INVESTING IN SHARES OF IDS LIFE SERIES FUND
GOVERNMENT SECURITIES PORTFOLIO)
Accumulation unit value at beginning of period............  $1.75  $1.64  $1.66  $1.44  $1.54  $1.41  $1.35  $1.19  $1.13  $1.05
Accumulation unit value at end of period..................  $1.86  $1.75  $1.64  $1.66  $1.44  $1.54  $1.41  $1.35  $1.19  $1.13
Number of accumulation units outstanding at end of period
(000 omitted).............................................     7      7     13     53     20     20     28     65     50     10
--------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT N04 (INVESTING IN SHARES OF 2004 TRUST)
Accumulation unit value at beginning of period............  $2.45  $2.25  $2.33  $1.82  $2.06  $1.74  $1.63  $1.38  $1.36  $1.13
Accumulation unit value at end of period..................  $2.70  $2.45  $2.25  $2.33  $1.82  $2.06  $1.74  $1.63  $1.38  $1.36
Number of accumulation units outstanding at end of period
(000 omitted).............................................    12     12     18     18     18     36     36     36     12     12
--------------------------------------------------------------------------------------------------------------------------------

IDS LIFE INSURANCE COMPANY OF NEW YORK
(A WHOLLY OWNED SUBSIDIARY OF IDS LIFE INSURANCE COMPANY)
IDS LIFE OF NEW YORK FINANCIAL INFORMATION
-----------------------------------------------------------------

The financial statements shown below are those of the insurance company and not those of any other entity. They are included for the purpose of informing the investor as to the financial condition of the insurance company and its ability to carry out its obligations under its variable contracts.

IDS LIFE INSURANCE COMPANY OF NEW YORK
-----------------------------------------------------------------

                         BALANCE SHEETS                            DEC. 31, 1998    DEC. 31, 1997
ASSETS                                                                      (thousands)
-------------------------------------------------------------------------------------------------
Investments:
Fixed maturities:
Held to maturity, at amortized cost (fair value: 1998, $503,909;
1997, $562,979)..................................................  $    473,592     $    535,651
Available for sale, at fair value (amortized cost: 1998,
$561,325; 1997, $582,962)........................................       578,591          603,576
Mortgage loans on real estate....................................       166,835          178,826
Policy loans.....................................................        25,421           23,349
Other investments................................................           566              970
-------------------------------------------------------------------------------------------------
Total investments................................................     1,245,005        1,342,372
-------------------------------------------------------------------------------------------------
Cash and cash equivalents........................................         3,007               --
Amounts recoverable from reinsurers..............................         4,077            2,317
Accounts receivable..............................................           842              723
Premiums due.....................................................           204              192
Accrued investment income........................................        19,893           20,205
Deferred policy acquisition costs................................       129,477          126,614
Other assets.....................................................         1,042              995
Separate account assets..........................................     1,491,679        1,236,759
-------------------------------------------------------------------------------------------------
Total assets.....................................................  $  2,895,226     $  2,730,177
-------------------------------------------------------------------------------------------------

LIABILITIES AND STOCKHOLDER'S EQUITY
-------------------------------------------------------------------------------------------------
Liabilities:
Future policy benefits:
Fixed annuities..................................................  $    875,507     $    964,483
Universal life-type insurance....................................       152,195          147,744
Traditional life, disability income and long-term care
insurance........................................................        55,910           50,469
Policy claims and other policyholders' funds.....................         3,105            4,013
Deferred income taxes............................................         7,912           11,445
Amounts due to brokers...........................................         4,507           29,054
Other liabilities................................................        24,945           28,931
Separate account liabilities.....................................     1,491,679        1,236,759
-------------------------------------------------------------------------------------------------
Total liabilities................................................     2,615,760        2,472,898
-------------------------------------------------------------------------------------------------
Stockholder's equity:
Capital stock, $10 par value per share; 200,000 shares
authorized, issued and outstanding...............................         2,000            2,000
Additional paid-in capital.......................................        49,000           49,000
Accumulated other comprehensive income:
Net unrealized securities gains..................................        11,014           13,175
Retained earnings................................................       217,452          193,104
-------------------------------------------------------------------------------------------------
Total stockholder's equity.......................................       279,466          257,279
-------------------------------------------------------------------------------------------------
Total liabilities and stockholder's equity.......................  $  2,895,226     $  2,730,177
-------------------------------------------------------------------------------------------------

See accompanying notes.

IDS LIFE INSURANCE COMPANY OF NEW YORK
(A WHOLLY OWNED SUBSIDIARY OF IDS LIFE INSURANCE COMPANY)

--------------------------------------------------------------------------------

                                                                           YEARS ENDED DEC. 31,
                                                                      1998         1997          1996
                      STATEMENTS OF INCOME                                     (thousands)
--------------------------------------------------------------------------------------------------------
Revenues:
Traditional life, disability income and long-term care insurance
premiums.........................................................  $   13,852   $   12,376    $   10,931
Policyholder and contractholder charges..........................      20,467       18,319        15,832
Mortality and expense risk fees..................................      13,980       11,312         8,574
Net investment income............................................     100,871      106,274       109,468
Net realized gains (losses) on investments.......................       2,163          547        (1,424)
--------------------------------------------------------------------------------------------------------
Total revenues...................................................     151,333      148,828       143,381
--------------------------------------------------------------------------------------------------------
Benefits and expenses:
Death and other benefits: Traditional life, disability income and
long-term care insurance.........................................       5,553        3,633         4,182
Universal life-type insurance and investment contracts...........       4,320        3,852         4,409
Increase in liabilities for future policy benefits for
traditional life, disability income and long-term care
insurance........................................................       3,662        3,979         2,324
Interest credited on universal life-type insurance and investment
contracts........................................................      55,073       62,294        65,099
Amortization of deferred policy acquisition costs................      18,362       17,201        16,071
Other insurance and operating expenses...........................       8,917       10,220         8,972
--------------------------------------------------------------------------------------------------------
Total benefits and expenses......................................      95,887      101,179       101,057
--------------------------------------------------------------------------------------------------------
Income before income taxes.......................................      55,446       47,649        42,324
Income taxes.....................................................      19,098       16,471        14,640
--------------------------------------------------------------------------------------------------------
Net income.......................................................  $   36,348   $   31,178    $   27,684
--------------------------------------------------------------------------------------------------------

See accompanying notes.

IDS LIFE INSURANCE COMPANY OF NEW YORK
(A WHOLLY OWNED SUBSIDIARY OF IDS LIFE INSURANCE COMPANY)

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                                            THREE YEARS ENDED DEC. 31, 1998
                                                                                      (thousands)   ACCUMULATED
                                                                                                       OTHER
                                                                TOTAL                              COMPREHENSIVE
                                                            STOCKHOLDER'S   CAPITAL                   INCOME,      RETAINED
            STATEMENTS OF STOCKHOLDER'S EQUITY                 EQUITY        STOCK    ADDITIONAL    NET OF TAX     EARNINGS
                                                                                       PAID-IN
                                                                                       CAPITAL
----------------------------------------------------------------------------------------------------------------------------
Balance, Dec. 31, 1995....................................    $218,583      $2,000     $49,000       $ 15,341      $152,242
Comprehensive income:
    Net income............................................      27,684          --          --             --        27,684
    Unrealized holding losses arising during the year, net
    of effect on deferred policy acquisition costs of $296
    and taxes of $5,055...................................      (9,387)         --          --         (9,387)           --
    Reclassification adjustment for losses included in net
    income, net of tax of $(530)..........................         983          --          --            983            --
                                                            -------------                          -------------
Other comprehensive loss..................................      (8,404)         --          --         (8,404)           --
                                                            -------------
Comprehensive income......................................      19,280
Cash dividends to parent..................................      (8,000)         --          --             --        (8,000)
                                                            ----------------------------------------------------------------
Balance, Dec. 31, 1996....................................     229,863       2,000      49,000          6,937       171,926
Comprehensive income:
    Net income............................................      31,178          --          --             --        31,178
    Unrealized holding gains arising during the year, net
    of effect on deferred policy acquisition costs of $(1)
    and taxes of $(3,412).................................       6,337          --          --          6,337            --
    Reclassification adjustment for gains included in net
    income, net of tax of $54.............................         (99)         --          --            (99)           --
                                                            -------------                          -------------
Other comprehensive income................................       6,238          --          --          6,238            --
                                                            -------------
Comprehensive income......................................      37,416
Cash dividends to parent..................................     (10,000)         --          --             --       (10,000)
                                                            ----------------------------------------------------------------
Balance, Dec. 31, 1997....................................     257,279       2,000      49,000         13,175       193,104
Comprehensive income:
    Net income............................................      36,348          --          --             --        36,348
    Unrealized holding losses arising during the year, net
    of effect on deferred policy acquisition costs of $22
    and taxes of $1,415...................................      (2,628)         --          --         (2,628)           --
    Reclassification adjustment for gains included in net
    income, net of tax of $(252)..........................         467          --          --            467            --
                                                            -------------                          -------------
Other comprehensive loss..................................      (2,161)         --          --         (2,161)           --
                                                            -------------
Comprehensive income......................................      34,187
Cash dividends to parent..................................     (12,000)         --          --             --       (12,000)
                                                            ----------------------------------------------------------------
Balance, Dec. 31, 1998....................................    $279,466      $2,000     $49,000       $ 11,014      $217,452
----------------------------------------------------------------------------------------------------------------------------

See accompanying notes.

IDS LIFE INSURANCE COMPANY OF NEW YORK
(A WHOLLY OWNED SUBSIDIARY OF IDS LIFE INSURANCE COMPANY)

--------------------------------------------------------------------------------

                                                                            YEARS ENDED DEC. 31,
                                                                      1998         1997           1996
                    STATEMENTS OF CASH FLOWS                                    (thousands)
---------------------------------------------------------------------------------------------------------
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income.......................................................  $   36,348   $    31,178    $   27,684
Adjustments to reconcile net income to net cash provided by
operating activities:
Policy loan issuance, excluding universal life-type insurance....      (3,110)       (3,073)       (2,473)
Policy loan repayment, excluding universal life-type insurance...       2,660         1,897         1,571
Change in accrued investment income..............................         312           863         1,504
Change in amounts recoverable from reinsurer.....................      (1,760)       (1,345)         (460)
Change in premiums due...........................................         (12)          (50)           25
Change in accounts receivable....................................        (119)          218           (83)
Change in other assets...........................................         (47)          (95)         (328)
Change in deferred policy acquisition costs, net.................      (2,841)       (7,431)       (9,087)
Change in liabilities for future policy benefits for traditional
life, disability income and long-term care insurance.............       5,441         5,131         2,861
Change in policy claims and other policyholders' funds...........        (908)          858          (489)
Deferred income tax benefit......................................      (2,369)         (960)       (2,095)
Change in other liabilities......................................      (3,986)        3,468         4,434
Accretion of discount, net.......................................        (342)         (352)         (652)
Net realized (gain) loss on investments..........................      (2,163)         (547)        1,424
Policyholder and contractholder charges, non-cash................      (9,661)       (8,772)       (7,831)
Other, net.......................................................         118           715          (935)
---------------------------------------------------------------------------------------------------------
Net cash provided by operating activities........................      17,561        21,703        15,070
---------------------------------------------------------------------------------------------------------
CASH FLOWS FROM INVESTING ACTIVITIES:
Fixed maturities held to maturity:
Maturities, sinking fund payments and calls......................      46,629        36,511        39,082
Sales............................................................      16,173        12,616        14,465
Fixed maturities available for sale:
Purchases........................................................     (86,072)     (101,818)      (97,370)
Maturities, sinking fund payments and calls......................      96,578        84,229        71,939
Sales............................................................      13,180        27,055        15,669
Other investments, excluding policy loans:
Purchases........................................................      (9,121)      (33,243)      (14,802)
Sales............................................................      21,113        14,233        12,659
Change in amounts due from broker................................          --           995            --
Change in amounts due to broker..................................     (24,547)       26,047        (6,993)
---------------------------------------------------------------------------------------------------------
Net cash provided by investing activities........................      73,933        66,625        34,649
---------------------------------------------------------------------------------------------------------
CASH FLOWS FROM FINANCING ACTIVITIES:
Activity related to universal life-type insurance and investment contracts:
Considerations received..........................................      76,009       112,732       131,011
Surrenders and death benefits....................................    (205,946)     (251,259)     (236,689)
Interest credited to account balances............................      55,073        62,294        65,099
Universal life-type insurance policy loans:
Issuance.........................................................      (5,222)       (4,848)       (4,490)
Repayment........................................................       3,599         2,753         3,350
Cash dividend to parent..........................................     (12,000)      (10,000)       (8,000)
---------------------------------------------------------------------------------------------------------
Net cash used in financing activities............................     (88,487)      (88,328)      (49,719)
---------------------------------------------------------------------------------------------------------
Net increase in cash and cash equivalents........................       3,007            --            --
Cash and cash equivalents at beginning of year...................          --            --            --
---------------------------------------------------------------------------------------------------------
Cash and cash equivalents at end of year.........................  $    3,007   $        --    $       --
---------------------------------------------------------------------------------------------------------

See accompanying notes.

IDS LIFE INSURANCE COMPANY OF NEW YORK
(A WHOLLY OWNED SUBSIDIARY OF IDS LIFE INSURANCE COMPANY)
NOTES TO FINANCIAL STATEMENTS ($ THOUSANDS)
-----------------------------------------------------------------
1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

NATURE OF BUSINESS
IDS Life Insurance Company of New York (the Company) is engaged in the insurance and annuity business in the state of New York. The Company's principal products are deferred annuities and universal life insurance which are issued primarily to individuals. It offers single premium and flexible premium deferred annuities on both a fixed and variable dollar basis. Immediate annuities are offered as well. The Company's insurance products include universal life (fixed and variable), whole life, single premium life and term products (including waiver of premium and accidental death benefits). The Company also markets disability income and long-term care insurance.

BASIS OF PRESENTATION
The Company is a wholly owned subsidiary of IDS Life Insurance Company (IDS
Life), which is a wholly owned subsidiary of American Express Financial Corporation (AEFC), which is a wholly owned subsidiary of American Express Company. The accompanying financial statements have been prepared in conformity with generally accepted accounting principles which vary in certain respects from reporting practices prescribed or permitted by the New York Department of Insurance as reconciled in Note 11.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

INVESTMENTS
Fixed maturities that the Company has both the positive intent and the ability to hold to maturity are classified as held to maturity and carried at amortized cost. All other fixed maturities and all marketable equity securities are classified as available for sale and carried at fair value. Unrealized gains and losses on securities classified as available for sale are reported as a separate component of accumulated other comprehensive income, net of deferred policy acquisition costs and deferred income taxes.

Realized investment gains or losses are determined on an identified cost basis.

Prepayments are anticipated on certain investments in mortgage-backed securities in determining the constant effective yield used to recognize interest income. Prepayment estimates are based on information received from brokers who deal in mortgage-backed securities.

Mortgage loans on real estate are carried at amortized cost less reserves for mortgage loan losses. The estimated fair value of the mortgage loans is determined by a discounted cash flow analysis using mortgage interest rates currently offered for mortgages of similar maturities.

IDS LIFE INSURANCE COMPANY OF NEW YORK
(A WHOLLY OWNED SUBSIDIARY OF IDS LIFE INSURANCE COMPANY)

NOTES TO FINANCIAL STATEMENTS ($ THOUSANDS) (CONTINUED)
--------------------------------------------------------------------------------

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)
Impairment of mortgage loans is measured as the excess of the loan's recorded investment over its present value of expected principal and interest payments discounted at the loan's effective interest rate, or the fair value of collateral. The amount of the impairment is recorded in an allowance for mortgage loan losses. The allowance for mortgage loan losses is maintained at a level that management believes is adequate to absorb estimated losses in the portfolio. The level of the allowance account is determined based on several factors, including historical experience, expected future principal and interest payments, estimated collateral values, and current and anticipated economic and political conditions. Management regularly evaluates the adequacy of the allowance for mortgage loan losses.

The Company generally stops accruing interest on mortgage loans for which interest payments are delinquent more than three months. Based on management's judgment as to the ultimate collectibility of principal, interest payments received are either recognized as income or applied to the recorded investment in the loan.

The cost of interest rate caps is amortized to investment income over the life of the contracts and payments received as a result of these agreements are recorded as investment income when realized. The amortized cost of interest rate caps is included in other investments.

Policy loans are carried at the aggregate of the unpaid loan balances which do not exceed the cash surrender values of the related policies.

When evidence indicates a decline, which is other than temporary, in the underlying value or earning power of individual investments, such investments are written down to the fair value by a charge to income.

STATEMENTS OF CASH FLOWS
The Company considers investments with a maturity at the date of their acquisition of three months or less to be cash equivalents. These securities are carried principally at amortized cost which approximates fair value.

Supplementary information to the statements of cash flows for the years ended December 31 is summarized as follows:

                                      1998     1997     1996
--------------------------------------------------------------
CASH PAID DURING THE YEAR FOR:
Income taxes.......................  $22,470  $17,811  $15,247
Interest on borrowings.............    1,600    1,026      777
--------------------------------------------------------------

RECOGNITION OF PROFITS ON ANNUITY
CONTRACTS AND INSURANCE POLICIES
Profits on fixed deferred annuities are recognized by the Company over the lives of the contracts, using primarily the interest method. Profits represent the excess of investment income earned from investment of contract considerations over interest credited to contract owners and other expenses.

The retrospective deposit method is used in accounting for universal life-type insurance. This method recognizes profits over the lives of the policies in proportion to the estimated gross profits expected to be realized.

IDS LIFE INSURANCE COMPANY OF NEW YORK
(A WHOLLY OWNED SUBSIDIARY OF IDS LIFE INSURANCE COMPANY)

NOTES TO FINANCIAL STATEMENTS ($ THOUSANDS) (CONTINUED)
--------------------------------------------------------------------------------

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)
Premiums on traditional life, disability income and long-term care insurance policies are recognized as revenue when due, and related benefits and expenses are associated with premium revenue in a manner that results in recognition of profits over the lives of the insurance policies. This association is accomplished by means of the provision for future policy benefits and the deferral and subsequent amortization of policy acquisition costs.

Policyholder and contractholder charges include the monthly cost of insurance charges, issue and administrative fees and surrender charges. These charges also include the minimum death benefit guarantee fees received from the variable life insurance separate accounts. Mortality and expense fees are received from the variable annuity and variable life insurance separate accounts.

DEFERRED POLICY ACQUISITION COSTS
The costs of acquiring new business, principally sales compensation, policy issue costs, underwriting and certain sales expenses, have been deferred on insurance and annuity contracts. The deferred acquisition costs for most single premium deferred annuities and installment annuities are amortized primarily using the interest method. The costs for universal life-type insurance and certain installment annuities are amortized as a percentage of the estimated gross profits expected to be realized on the policies. For traditional life, disability income and long-term care insurance policies, the costs are amortized over an appropriate period in proportion to premium revenue.

LIABILITIES FOR FUTURE POLICY BENEFITS
Liabilities for universal life-type insurance and deferred annuities are accumulation values.

Liabilities for fixed annuities in a benefit status are based on mortality tables with various interest rates ranging from 5% to 9.5%, depending on year of issue.

Liabilities for future benefits on traditional life insurance are based on the net level premium method, using anticipated mortality, policy persistency and interest earning rates. Anticipated mortality rates are based on established industry mortality tables. Anticipated policy persistency rates vary by policy form, issue age and policy duration with persistency on cash value plans generally anticipated to be better than persistency on term insurance plans. Anticipated interest rates range from 4% to 10%, depending on policy form, issue year and policy duration.

Liabilities for future disability income and long-term care policy benefits include both policy reserves and claim reserves. Policy reserves are based on the net level premium method, using anticipated morbidity, mortality, policy persistency and interest earning rates. Anticipated morbidity and mortality rates are based on established industry morbidity and mortality tables. Anticipated policy persistency rates vary by policy form, issue age, policy duration and, for disability income policies, occupation class. Anticipated interest rates for disability income and long-term care policy reserves are 3% to 9.5% at policy issue and grade to ultimate rates of 5% to 7% over 4 to 10 years.

Claim reserves are calculated based on claim continuance tables and anticipated interest earnings. Anticipated claim continuance rates are based on established industry tables. Anticipated interest rates for claim reserves for both disability income and long-term care range from 6% to 8%.

IDS LIFE INSURANCE COMPANY OF NEW YORK
(A WHOLLY OWNED SUBSIDIARY OF IDS LIFE INSURANCE COMPANY)

NOTES TO FINANCIAL STATEMENTS ($ THOUSANDS) (CONTINUED)
--------------------------------------------------------------------------------

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)
REINSURANCE
The maximum amount of life insurance risk retained by the Company on any one life is $750 of life benefit plus $50 of accidental death benefits. The maximum amount of life insurance risk retained on any joint-life combination is $1,500. The excesses are reinsured with other life insurance companies, primarily on a yearly renewable term basis. Long-term care policies are primarily reinsured on a coinsurance basis. Beginning in 1998, the Company retains all disability income and waiver of premium risk.

FEDERAL INCOME TAXES
The Company's taxable income is included in the consolidated federal income tax return of American Express Company. The Company provides for income taxes on a separate return basis, except that, under an agreement between AEFC and American Express Company, tax benefit is recognized for losses to the extent they can be used on the consolidated tax return. It is the policy of AEFC and its subsidiaries that AEFC will reimburse subsidiaries for all tax benefits.

Included in other liabilities at December 31, 1998 and 1997 are $3,647, and $5,026, respectively, payable to IDS Life for federal income taxes.

SEPARATE ACCOUNT BUSINESS
The separate account assets and liabilities represent funds held for the exclusive benefit of the variable annuity and variable life insurance contract owners. The Company receives mortality and expense risk fees from the variable annuity separate accounts.

The Company makes contractual mortality assurances to the variable annuity contract owners that the net assets of the separate accounts will not be affected by future variations in the actual life expectancy experience of the annuitants and beneficiaries from the mortality assumptions implicit in the annuity contracts. The Company makes periodic fund transfers to, or withdrawals from, the separate accounts for such actuarial adjustments for variable annuities that are in the benefit payment period. The Company also guarantees that the rates at which insurance charges administrative fees are deducted from contract funds will not exceed contractual maximums.

For variable life insurance, the Company guarantees that the rates at which insurance charges and administrative fees are deducted from contract funds will not exceed contractual maximums. The Company also guarantees that the death benefit will continue payable at the initial level regardless of investment performance so long as minimum premium payments are made.

ACCOUNTING CHANGES
Effective January 1, 1998, the Company adopted SFAS No. 130, "Reporting Comprehensive Income." SFAS No. 130 requires the reporting and display of comprehensive income and its components. Comprehensive income is defined as the aggregate change in stockholder's equity excluding changes in ownership interests. For the Company, it is net income and the unrealized gains or losses on available-for-sale securities net of the effect on deferred policy acquisition costs, taxes and reclassification adjustment.

IDS LIFE INSURANCE COMPANY OF NEW YORK
(A WHOLLY OWNED SUBSIDIARY OF IDS LIFE INSURANCE COMPANY)

NOTES TO FINANCIAL STATEMENTS ($ THOUSANDS) (CONTINUED)
--------------------------------------------------------------------------------

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)
In March 1998, the American Institute of Certified Public Accountants (AICPA) issued Statement of Position (SOP) 98-1, "Accounting for Costs of Computer Software Developed or Obtained for Internal Use." The SOP, which is effective January 1, 1999, requires the capitalization of certain costs incurred after the date of adoption to develop or obtain software for internal use. Software utilized by the Company is owned by AEFC and will be capitalized on AEFC's financial statements. As a result, the new rule will not have a material impact on the Company's results of operations or financial condition.

In December 1997, the AICPA issued SOP 97-3, "Accounting by Insurance and Other Enterprises for Insurance-Related Assessments," providing guidance for the timing of recognition of liabilities related to guaranty fund assessments. The Company will adopt the SOP on January 1, 1999. The Company has historically carried a balance in other liabilities on the balance sheet for potential guaranty fund assessment exposure. Adoption of the SOP will not have a material impact on the Company's results of operations or financial condition.

In June 1998, the FASB issued SFAS No. 133, "Accounting for Derivative Instruments and Hedging Activities," which is effective January 1, 2000. This Statement establishes accounting and reporting standards for derivative instruments, including certain derivative instruments embedded in other contracts, and for hedging activities. It requires that an entity recognize all derivatives as either assets or liabilities in the balance sheet and measure those instruments at fair value. The accounting for changes in the fair value of a derivative depends on the intended use of the derivative and the resulting designation. Earlier application of all of the provisions of this Statement is encouraged, but it is permitted only as of the beginning of any fiscal quarter that begins after issuance of the Statement. This Statement cannot be applied retroactively. The ultimate financial impact of the new rule will be measured based on the derivatives in place at adoption and cannot be estimated at this time.

RECLASSIFICATIONS
Certain 1997 and 1996 amounts have been reclassified to conform to the 1998 presentation.

IDS LIFE INSURANCE COMPANY OF NEW YORK
(A WHOLLY OWNED SUBSIDIARY OF IDS LIFE INSURANCE COMPANY)

NOTES TO FINANCIAL STATEMENTS ($ THOUSANDS) (CONTINUED)
--------------------------------------------------------------------------------

2. INVESTMENTS

Fair values of investments in fixed maturities represent quoted market prices and estimated values when quoted prices are not available. Estimated values are determined by established procedures involving, among other things, review of market indices, price levels of current offerings of comparable issues, price estimates and market data from independent brokers and financial files.

The amortized cost, gross unrealized gains and losses and fair value of investments in fixed maturities at December 31, 1998 are as follows:

                                                GROSS         GROSS
                                AMORTIZED    UNREALIZED    UNREALIZED       FAIR
HELD TO MATURITY                   COST         GAINS        LOSSES        VALUE
-----------------------------------------------------------------------------------
U.S. Government agency
obligations...................   $  2,871      $   159        $   --     $    3,030
Corporate bonds and
obligations...................    417,648       29,795           474        446,969
Mortgage-backed securities....     53,073          844             7         53,910
-----------------------------------------------------------------------------------
                                 $473,592      $30,798        $  481     $  503,909
-----------------------------------------------------------------------------------

                                                GROSS         GROSS
                                AMORTIZED    UNREALIZED    UNREALIZED       FAIR
AVAILABLE FOR SALE                 COST         GAINS        LOSSES        VALUE
-----------------------------------------------------------------------------------
State and municipal
obligations...................   $    105      $     9        $   --     $      114
Corporate bonds and
obligations...................    336,985       15,939         6,296        346,628
Mortgage-backed securities....    224,235        7,614            --        231,849
-----------------------------------------------------------------------------------
                                 $561,325      $23,562        $6,296     $  578,591
-----------------------------------------------------------------------------------

The amortized cost, gross unrealized gains and losses and fair value of investments in fixed maturities at December 31, 1997 are as follows:

                                                GROSS         GROSS
                                AMORTIZED    UNREALIZED    UNREALIZED       FAIR
HELD TO MATURITY                   COST         GAINS        LOSSES        VALUE
-----------------------------------------------------------------------------------
U.S. Government agency
obligations...................   $  3,690      $   253        $   --     $    3,943
Corporate bonds and
obligations...................    476,108       27,361           444        503,025
Mortgage-backed securities....     55,853          452           294         56,011
-----------------------------------------------------------------------------------
                                 $535,651      $28,066        $  738     $  562,979
-----------------------------------------------------------------------------------

                                                GROSS         GROSS
                                AMORTIZED    UNREALIZED    UNREALIZED       FAIR
AVAILABLE FOR SALE                 COST         GAINS        LOSSES        VALUE
-----------------------------------------------------------------------------------
State and municipal
obligations...................   $    104      $    10        $   --     $      114
Corporate bonds and
obligations...................    281,555       14,272         1,635        294,192
Mortgage-backed securities....    301,303        8,253           286        309,270
-----------------------------------------------------------------------------------
                                 $582,962      $22,535        $1,921     $  603,576
-----------------------------------------------------------------------------------

IDS LIFE INSURANCE COMPANY OF NEW YORK
(A WHOLLY OWNED SUBSIDIARY OF IDS LIFE INSURANCE COMPANY)

NOTES TO FINANCIAL STATEMENTS ($ THOUSANDS) (CONTINUED)
--------------------------------------------------------------------------------

2. INVESTMENTS (CONTINUED)
The amortized cost and fair value of investments in fixed maturities at December 31, 1998 by contractual maturity are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                          AMORTIZED      FAIR
HELD TO MATURITY                             COST        VALUE
----------------------------------------------------------------
Due in one year or less.................   $ 22,671    $  22,908
Due from one to five years..............    152,766      162,929
Due from five to ten years..............    183,198      195,428
Due in more than ten years..............     61,884       68,733
Mortgage-backed securities..............     53,073       53,911
----------------------------------------------------------------
                                           $473,592    $ 503,909
----------------------------------------------------------------

                                          AMORTIZED      FAIR
AVAILABLE FOR SALE                           COST        VALUE
----------------------------------------------------------------
Due in one year or less.................   $  8,512    $   8,716
Due from one to five years..............     40,511       43,188
Due from five to ten years..............    191,185      197,625
Due in more than ten years..............     96,881       97,213
Mortgage-backed securities..............    224,236      231,849
----------------------------------------------------------------
                                           $561,325    $ 578,591
----------------------------------------------------------------

During the years ended December 31, 1998, 1997 and 1996, fixed maturities classified as held to maturity were sold with amortized cost of $16,175, $12,737 and $14,507, respectively. Net gains and losses on these sales were not significant. The sale of these fixed maturities was due to significant deterioration in the issuers' creditworthiness.

Fixed maturities available for sale were sold during 1998 with proceeds of $13,180 and gross realized gains and losses of $1,159 and $440, respectively. Fixed maturities available for sale were sold during 1997 with proceeds of $27,055 and gross realized gains and losses of $461 and $309, respectively. Fixed maturities available for sale were sold during 1996 with proceeds of $15,669 and gross realized gains and losses of $28 and $1,541, respectively.

At December 31, 1998, bonds carried at $257 were on deposit with the state of New York as required by law.

IDS LIFE INSURANCE COMPANY OF NEW YORK
(A WHOLLY OWNED SUBSIDIARY OF IDS LIFE INSURANCE COMPANY)

NOTES TO FINANCIAL STATEMENTS ($ THOUSANDS) (CONTINUED)
--------------------------------------------------------------------------------

2. INVESTMENTS (CONTINUED)
At December 31, 1998, investments in fixed maturities comprised 85 percent of the Company's total invested assets. These securities are rated by Moody's and Standard & Poor's (S&P), except for securities carried at approximately $153 million which are rated by AEFC internal analysts using criteria similar to Moody's and S&P. A summary of investments in fixed maturities, at amortized cost, by rating on December 31 is as follows:

RATING                                       1998        1997
----------------------------------------------------------------
Aaa/AAA.................................  $  280,669  $  367,242
Aa/AA...................................      15,815       9,685
Aa/A....................................      16,327      13,646
A/A.....................................     151,838     162,275
A/BBB...................................      68,640      81,463
Baa/BBB.................................     366,776     343,519
Baa/BB..................................      39,666      21,519
Below investment grade..................      95,186     119,264
----------------------------------------------------------------
                                          $1,034,917  $1,118,613
----------------------------------------------------------------

IDS LIFE INSURANCE COMPANY OF NEW YORK
(A WHOLLY OWNED SUBSIDIARY OF IDS LIFE INSURANCE COMPANY)

NOTES TO FINANCIAL STATEMENTS ($ THOUSANDS) (CONTINUED)
--------------------------------------------------------------------------------

2. INVESTMENTS (CONTINUED)
At December 31, 1998, 98 percent of the securities rated Aaa/AAA are GNMA, FNMA and FHLMC mortgage-backed securities. No holdings of any other issuer are greater than one percent of the Company's total investments in fixed maturities.

At December 31, 1998, approximately 13 percent of the Company's investments were mortgage loans on real estate. Summaries of mortgage loans by region of the United States and by type of real estate are as follows:

                                    DECEMBER 31, 1998            DECEMBER 31, 1997
---------------------------------------------------------------------------------------
                                ON BALANCE    COMMITMENTS    ON BALANCE    COMMITMENTS
REGION                             SHEET      TO PURCHASE       SHEET      TO PURCHASE
---------------------------------------------------------------------------------------
West North Central............    $ 24,725        $ --         $ 27,833       $   --
East North Central............      29,134          59           33,515           --
South Atlantic................      34,175         598           34,182        2,750
Middle Atlantic...............      18,350          --           24,485           --
Pacific.......................       9,706          --            9,873           --
Mountain......................      36,636          --           32,864        6,417
New England...................       7,851          --            8,624           --
East South Central............       7,521          --            8,698           --
West South Central............         237          --              252           --
---------------------------------------------------------------------------------------
                                   168,335         657          180,326        9,167
Less allowance for losses.....       1,500          --            1,500           --
---------------------------------------------------------------------------------------
                                  $166,835        $657         $178,826       $9,167
---------------------------------------------------------------------------------------

                                    DECEMBER 31, 1998            DECEMBER 31, 1997
---------------------------------------------------------------------------------------
                                ON BALANCE    COMMITMENTS    ON BALANCE    COMMITMENTS
PROPERTY TYPE                      SHEET      TO PURCHASE       SHEET      TO PURCHASE
---------------------------------------------------------------------------------------
Apartments....................    $ 59,019        $ --         $ 68,823       $   --
Department/retail stores......      54,018         624           54,622        6,417
Office buildings..............      23,902          --           25,042        1,650
Industrial buildings..........      18,590          33           17,975        1,100
Nursing/retirement............       5,153          --            6,035           --
Medical buildings.............       7,416          --            7,577           --
Hotels/motels.................         237          --              252           --
---------------------------------------------------------------------------------------
                                   168,335         657          180,326        9,167
Less allowance for losses.....       1,500          --            1,500           --
---------------------------------------------------------------------------------------
                                  $166,835        $657         $178,826       $9,167
---------------------------------------------------------------------------------------

Mortgage loan fundings are restricted by state insurance regulatory authority to 80 percent or less of the market value of the real estate at the time of origination of the loan. The Company holds the mortgage document, which gives it the right to take possession of the property if the borrower fails to perform according to the terms of the agreement. The fair value of the mortgage loans is determined by a discounted cash flow analysis using mortgage interest rates currently offered for mortgages of similar maturities. Commitments to purchase mortgages are made in the ordinary course of business. The fair value of the mortgage commitments is $nil.

IDS LIFE INSURANCE COMPANY OF NEW YORK
(A WHOLLY OWNED SUBSIDIARY OF IDS LIFE INSURANCE COMPANY)

NOTES TO FINANCIAL STATEMENTS ($ THOUSANDS) (CONTINUED)
--------------------------------------------------------------------------------

2. INVESTMENTS (CONTINUED)
At December 31, 1998 and 1997, the Company's recorded investment in impaired loans was $1,268 and $1,299, with allowances of $300 and $300, respectively. During 1998 and 1997, the average recorded investment in impaired loans was $1,282 and $1,312, respectively.

The Company recognized $123, $126 and $152 of interest income related to impaired loans for the years ended December 31, 1998, 1997 and 1996, respectively.

The following table presents changes in the allowance for investment losses related to all loans:

                                      1998    1997    1996
-----------------------------------------------------------
Balance, January 1.................  $1,500  $1,300  $  445
Provision for investment losses....      --     200     855
-----------------------------------------------------------
Balance, December 31...............  $1,500  $1,500  $1,300
-----------------------------------------------------------

Net investment income for the years ended December 31 is summarized as follows:

                                       1998      1997      1996
-----------------------------------------------------------------
Interest on fixed maturities.......  $ 85,164  $ 92,007  $ 95,574
Interest on mortgage loans.........    14,599    14,228    14,171
Other investment income............     3,365     1,715     1,293
Interest on cash equivalents.......        64        91        67
-----------------------------------------------------------------
                                      103,192   108,041   111,105
Less investment expenses...........     2,321     1,767     1,637
-----------------------------------------------------------------
                                     $100,871  $106,274  $109,468
-----------------------------------------------------------------

Net realized gains (losses) on investments for the years ended December 31 is summarized as follows:

                                      1998    1997     1996
-------------------------------------------------------------
Fixed maturities...................  $2,018  $   844  $  (572)
Mortgage loans.....................      --     (200)    (855)
Other investments..................     145      (97)       3
-------------------------------------------------------------
                                     $2,163  $   547  $(1,424)
-------------------------------------------------------------

Changes in net unrealized appreciation (depreciation) of investments for the years ended December 31 are summarized as follows:

                                      1998     1997     1996
--------------------------------------------------------------
Fixed maturities available for
sale...............................  $(3,347) $9,599  $(13,215)
--------------------------------------------------------------

IDS LIFE INSURANCE COMPANY OF NEW YORK
(A WHOLLY OWNED SUBSIDIARY OF IDS LIFE INSURANCE COMPANY)
NOTES TO FINANCIAL STATEMENTS ($ THOUSANDS) (CONTINUED)
--------------------------------------------------------------------------------
3. INCOME TAXES

The Company qualifies as a life insurance company for federal income tax purposes. As such, the Company is subject to the Internal Revenue Code provisions applicable to life insurance companies.

The income tax expense (benefit) for the years ending December 31 consists of the following:

                                      1998     1997     1996
--------------------------------------------------------------
Federal income taxes:
Current............................  $20,192  $16,371  $15,735
Deferred...........................   (2,369)    (960)  (2,095)
--------------------------------------------------------------
                                      17,823   15,411   13,640
State income taxes-current.........    1,275    1,060    1,000
--------------------------------------------------------------
Income tax expense.................  $19,098  $16,471  $14,640
--------------------------------------------------------------

Increases (decreases) to the federal tax provision applicable to pretax income based on the statutory rate are attributable to:

                                  1998                  1997                     1996
-----------------------------------------------------------------------------------------------
                           PROVISION     RATE    PROVISION     RATE    PROVISION       RATE
-----------------------------------------------------------------------------------------------
Federal income taxes
based on the statutory
rate.....................    $19,406      35.0%    $16,677      35.0%    $14,813           35.0%
Increases (decreases) are
attributable to:
Tax-excluded interest and
dividend income..........       (660)     (1.2)       (569)     (1.2)       (458)          (1.1)
State tax, net of federal
benefit..................        829       1.5         689       1.4         650            1.5
Other, net...............       (477)     (0.9)       (326)     (0.6)       (365)          (0.8)
-----------------------------------------------------------------------------------------------
Federal income taxes.....    $19,098      34.4%    $16,471      34.6%    $14,640           34.6%
-----------------------------------------------------------------------------------------------

A portion of life insurance company income earned prior to 1984 was not subject to current taxation but was accumulated, for tax purposes, in a "policyholders' surplus account." At December 31, 1998, the Company had a policyholders' surplus account balance of $798. The policyholders' surplus account is only taxable if dividends to the stockholder exceed the stockholder's surplus account or if the Company is liquidated. Deferred income taxes of $279 have not been established because no distributions of such amounts are contemplated.

Significant components of the Company's deferred income tax assets and liabilities as of December 31 are as follows:

                                           1998     1997
----------------------------------------------------------
Deferred income tax assets:
Policy reserves.........................  $29,318  $28,922
Other...................................    6,502    5,467
----------------------------------------------------------
Total deferred income tax assets........   35,820   34,389
----------------------------------------------------------
Deferred income tax liabilities:
Deferred policy acquisition costs.......   36,673   36,594
Investments.............................    7,059    9,240
----------------------------------------------------------
Total deferred income tax liabilities...   43,732   45,834
----------------------------------------------------------
Net deferred income tax liabilities.....  $ 7,912  $11,445
----------------------------------------------------------

IDS LIFE INSURANCE COMPANY OF NEW YORK
(A WHOLLY OWNED SUBSIDIARY OF IDS LIFE INSURANCE COMPANY)

NOTES TO FINANCIAL STATEMENTS ($ THOUSANDS) (CONTINUED)
--------------------------------------------------------------------------------

3. INCOME TAXES (CONTINUED)
The Company is required to establish a valuation allowance for any portion of the deferred income tax assets that management believes will not be realized. In the opinion of management, it is more likely than not that the Company will realize the benefit of the deferred tax assets and, therefore, no such valuation allowance has been established.

--------------------------------------------------------------------------------
4. STOCKHOLDER'S EQUITY

Retained earnings available for distribution as dividends to the parent are limited to the Company's surplus as determined in accordance with accounting practices prescribed by the New York Department of Insurance. All dividend distributions must be approved by the New York Department of Insurance. Statutory unassigned surplus aggregated $132,702 and $115,828 as of December 31, 1998 and 1997, respectively (see Note 3 with respect to the income tax effect of certain distributions and Note 11 for a reconciliation of net income and stockholder's equity per the accompanying financial statements to statutory net income and surplus).

--------------------------------------------------------------------------------
5. BENEFIT PLANS

The Company participates in the American Express Company Retirement Plan which covers all permanent employees age 21 and over who have met certain employment requirements. Employer contributions to the plan are based on participants' age, years of service and total compensation for the year. Funding of retirement costs for this plan complies with the applicable minimum funding requirements specified by ERISA. The Company's share of the total net periodic pension cost was $37, $39 and $34 in 1998, 1997 and 1996, respectively.

The Company has a "Sales Benefit Plan" which is an unfunded, noncontributory retirement plan for all eligible financial advisors. Total plan costs for 1998, 1997 and 1996, which are calculated on the basis of commission earnings of the individual financial advisors, were $1,480, $1,965 and $1,474, respectively. Such costs are included in deferred policy acquisition costs.

The Company also participates in defined contribution pension plans of American Express Company which cover all employees who have met certain employment requirements. Company contributions to the plans are a percent of either each employee's eligible compensation or basic contributions. Costs of these plans charged to operations in 1998, 1997 and 1996 were $252, $312 and $248, respectively.

The Company participates in defined benefit health care plans of AEFC that provide health care and life insurance benefits to retired employees and retired financial advisors. The plans include participant contributions and service-related eligibility requirements. Upon retirement, such employees are considered to have been employees of AEFC. Costs of these plans charged to operations in 1998, 1997 and 1996 were $nil.

IDS LIFE INSURANCE COMPANY OF NEW YORK
(A WHOLLY OWNED SUBSIDIARY OF IDS LIFE INSURANCE COMPANY)

NOTES TO FINANCIAL STATEMENTS ($ THOUSANDS) (CONTINUED)
--------------------------------------------------------------------------------

6. INCENTIVE PLAN AND RELATED PARTY OPERATING EXPENSES

The Company maintains a "Persistency Payment Plan." Under the terms of this plan, financial advisors earn additional compensation based on the volume and persistency of insurance sales. The total costs for the plan for 1998, 1997 and 1996 were $140, $1,490 and $1,424, respectively. Such costs are included in deferred policy acquisition costs.

Charges by IDS Life and AEFC for the use of joint facilities, marketing services and other services aggregated $9,403, $11,589 and $12,389 for 1998, 1997 and 1996, respectively. Certain of these costs are included in deferred policy acquisition costs.

--------------------------------------------------------------------------------
7. COMMITMENTS AND CONTINGENCIES

A number of lawsuits have been filed against life and health insurers in jurisdictions in which the Company conducts business involving insurers' sales practices, alleged agent misconduct, failure to properly supervise agents, and other matters. The Company, along with AEFC and its insurance subsidiaries, has been named as a defendant in one of these types of actions.

The plaintiffs purport to represent a class consisting of all persons who purchased policies or contracts from IDS Life and its subsidiaries. The complaint puts at issue various alleged sales practices and misrepresentations, alleged breaches of fiduciary duties and alleged violations of consumer fraud statutes. IDS Life and its subsidiaries believe they have meritorious defenses to the claims raised in this lawsuit.

The outcome of any litigation cannot be predicted with certainty. In the opinion of management, however, the ultimate resolution of this lawsuit should not have a material adverse effect on the Company's financial position.

At December 31, 1998 and 1997, traditional life insurance and universal life-type insurance in force aggregated $4,941,727 and $4,513,251, respectively, of which $248,280 and $221,798 were reinsured at the respective year ends.

In addition, the Company has a stop loss reinsurance agreement with IDS Life covering ordinary life benefits. IDS Life agrees to pay all death benefits incurred each year which exceed 125 percent of normal claims, where normal claims are defined in the agreement as .095 percent of the mean retained life insurance in force. Premiums ceded to IDS Life amounted to $74, $115 and $98 for the years ended December 31, 1998, 1997 and 1996, respectively. Claim recoveries under the terms of this reinsurance agreement were $nil, $963 and $861 in 1998, 1997 and 1996, respectively.

Premiums ceded to reinsurers other than IDS Life amounted to $2,178, $1,583 and $747 for the years ended December 31, 1998, 1997 and 1996, respectively. Claim recoveries from reinsurers other than IDS Life amounted to $228, $1,366 and $66 for the years ended December 31, 1998, 1997 and 1996, respectively.

Reinsurance contracts do not relieve the Company from its primary obligations to policyholders.

The Company has an agreement to assume a block of extended term life insurance business. The amount of insurance in force related to this agreement was $267,806 and $303,263 at December 31, 1998 and 1997, respectively. The accompanying statement of income includes premiums of $nil for the years ended December 31, 1998, 1997 and 1996, and decreases in liabilities for future policy benefits of $1,742, $1,889 and $2,010 related to this agreement for the years ended December 31, 1998, 1997 and 1996, respectively.

IDS LIFE INSURANCE COMPANY OF NEW YORK
(A WHOLLY OWNED SUBSIDIARY OF IDS LIFE INSURANCE COMPANY)

NOTES TO FINANCIAL STATEMENTS ($ THOUSANDS) (CONTINUED)
--------------------------------------------------------------------------------

8. LINES OF CREDIT

The Company has an available line of credit with AEFC aggregating $25,000. The interest rate for the line of credit is AEFC's cost of funds, ranging from 20 to 45 basis points over an established index. There were no borrowings outstanding under this agreement at December 31, 1998 or 1997.

--------------------------------------------------------------------------------
9. DERIVATIVE FINANCIAL INSTRUMENTS

The Company enters into transactions involving derivative financial instruments to manage its exposure to interest rate risk, including hedging specific transactions. The Company does not hold derivative instruments for trading purposes. The Company manages risks associated with these instruments as described below.

Market risk is the possibility that the value of the derivative financial instruments will change due to fluctuations in a factor from which the instrument derives its value, primarily an interest rate. The Company is not impacted by market risk related to derivatives held for non-trading purposes beyond that inherent in cash market transactions. Derivatives are largely used to manage risk and, therefore, the cash flow and income effects of the derivatives are inverse to the effects of the underlying transactions.

Credit risk is the possibility that the counterparty will not fulfill the terms of the contract. The Company monitors credit risk related to derivative financial instruments through established approval procedures, including setting concentration limits by counterparty and industry, and requiring collateral, where appropriate. A vast majority of the Company's counterparties are rated A or better by Moody's and Standard & Poor's.

Credit risk related to interest rate caps is measured by replacement cost of the contracts. The replacement cost represents the fair value of the instruments.

The notional or contract amount of a derivative financial instrument is generally used to calculate the cash flows that are received or paid over the life of the agreement. Notional amounts are not recorded on the balance sheet. Notional amounts far exceed the related credit exposure.

The Company's holdings of derivative financial instruments are as follows:

DECEMBER 31, 1998               NOTIONAL  CARRYING     FAIR    TOTAL CREDIT
ASSETS:                          AMOUNT    AMOUNT     VALUE      EXPOSURE
----------------------------------------------------------------------------
Assets:
Interest rate caps............  $200,000     $566       $ 2         $ 2
----------------------------------------------------------------------------

DECEMBER 31, 1997               NOTIONAL  CARRYING     FAIR    TOTAL CREDIT
ASSETS:                          AMOUNT    AMOUNT     VALUE      EXPOSURE
----------------------------------------------------------------------------
Assets:
Interest rate caps............  $200,000     $970       $62         $62
----------------------------------------------------------------------------

The fair values of derivative financial instruments are based on market values, dealer quotes or pricing models. The interest rate caps expire in the year 2000.

Interest rate caps are used to manage the Company's exposure to interest rate risk. These instruments are used primarily to protect the margin between interest rates earned on investments and the interest rates credited to related annuity contract holders.

IDS LIFE INSURANCE COMPANY OF NEW YORK
(A WHOLLY OWNED SUBSIDIARY OF IDS LIFE INSURANCE COMPANY)

NOTES TO FINANCIAL STATEMENTS ($ THOUSANDS) (CONTINUED)
--------------------------------------------------------------------------------

10. FAIR VALUES OF FINANCIAL INSTRUMENTS

The Company discloses fair value information for most on- and off-balance sheet financial instruments for which it is practicable to estimate that value. Fair values of life insurance obligations, receivables and all non-financial instruments, such as deferred acquisition costs, are excluded. Off-balance sheet intangible assets, such as the value of the field force, are also excluded. Management believes the value of excluded assets and liabilities is significant. The fair value of the Company, therefore, cannot be estimated by aggregating the amounts presented.

                                         1998                    1997
------------------------------------------------------------------------------
                                 CARRYING      FAIR      CARRYING      FAIR
                                  AMOUNT      VALUE       AMOUNT      VALUE
------------------------------------------------------------------------------
FINANCIAL ASSETS:
Investments:
Fixed maturities (Note 2):
Held to maturity..............  $  473,592  $  503,909  $  535,651  $  562,979
Available for sale............     578,591     578,591     603,576     603,576
Mortgage loans on real estate
(Note 2)......................     166,835     178,559     178,826     187,992
Other:
Derivative financial
instruments (Note 9)..........         566           2         970          62
Separate accounts assets (Note
1)............................   1,491,679   1,491,679   1,236,759   1,236,759

FINANCIAL LIABILITIES
Future policy benefits for
fixed annuities...............     788,780     765,430     880,809     852,391
Separate account
liabilities...................   1,355,430   1,302,422   1,136,408   1,086,565
------------------------------------------------------------------------------

At December 31, 1998 and 1997, the carrying amount and fair value of future policy benefits for fixed annuities exclude life insurance-related contracts carried at $81,358 and $78,853, respectively, and policy loans of $5,369 and $4,821, respectively. The fair value of these benefits is based on the status of the annuities at December 31, 1998 and 1997. The fair value of deferred annuities is estimated as the carrying amount less any surrender charges and related loans. The fair value for annuities in non-life contingent payout status is estimated as the present value of projected benefit payments at rates appropriate for contracts issued in 1998 and 1997.

At December 31, 1998 and 1997, the fair value of liabilities related to separate accounts is estimated as the carrying amount less applicable surrender charges and less variable insurance contracts carried at $136,249 and $100,351, respectively.

IDS LIFE INSURANCE COMPANY OF NEW YORK
(A WHOLLY OWNED SUBSIDIARY OF IDS LIFE INSURANCE COMPANY)

NOTES TO FINANCIAL STATEMENTS ($ THOUSANDS) (CONTINUED)
--------------------------------------------------------------------------------

11. STATUTORY INSURANCE ACCOUNTING PRACTICES

Reconciliations of net income for the years ended December 31 and stockholder's equity at December 31, as shown in the accompanying financial statements, to that determined using statutory accounting practices are as follows:

                                       1998       1997       1996
--------------------------------------------------------------------
Net income, per accompanying
financial statements...............  $  36,348  $  31,178  $  27,684
Deferred policy acquisition
costs..............................     (2,841)    (7,432)    (9,087)
Adjustments of future policy
benefit liabilities................     (6,199)    (4,928)    (9,683)
Deferred income tax benefit........     (2,369)      (960)    (2,095)
Provision for losses on
investments........................        862        296        877
IMR gain/loss transfer and
amortization.......................     (1,451)      (119)     1,010
Adjustment to separate account
reserves...........................      2,767     10,267      8,863
Other, net.........................       (350)       430        116
--------------------------------------------------------------------
Net income, on basis of statutory
accounting practices...............  $  26,767  $  28,732  $  17,685
--------------------------------------------------------------------

                                       1998       1997       1996
--------------------------------------------------------------------
Stockholder's equity, per
accompanying financial
statements.........................  $ 279,466  $ 257,279  $ 229,863
Deferred policy acquisition
costs..............................   (129,477)  (126,614)  (119,183)
Adjustments of future policy
benefit liabilities................      4,697      9,452     13,458
Deferred income taxes..............      7,912     11,445      9,046
Asset valuation reserve............    (15,516)   (16,698)   (19,446)
Adjustments of separate account
liabilities........................     56,223     53,456     43,189
Adjustments of investments to
amortized cost.....................    (17,266)   (20,613)   (11,016)
Premiums due, deferred and
advance............................      1,381      1,237      1,149
Deferred revenue liability.........      2,482      1,941      1,342
Allowance for losses...............      1,500      1,645      1,349
Non-admitted assets................       (450)      (552)      (634)
Interest maintenance reserve.......     (3,001)    (1,551)    (1,432)
Other, net.........................     (2,915)    (1,463)      (281)
--------------------------------------------------------------------
Stockholder's equity, on basis of
statutory accounting practices.....  $ 185,036  $ 168,963  $ 147,404
--------------------------------------------------------------------

IDS LIFE INSURANCE COMPANY OF NEW YORK
(A WHOLLY OWNED SUBSIDIARY OF IDS LIFE INSURANCE COMPANY)

-----------------------------------------------------------------

                     REPORT OF INDEPENDENT AUDITORS

                     The Board of Directors
                 IDS Life Insurance Company of New York

We have audited the accompanying balance sheets of IDS Life Insurance Company of New York (a wholly owned subsidiary of IDS Life Insurance Company) as of December 31, 1998 and 1997, and the related statements of income, stockholder's equity and cash flows for each of the three years in the period ended December 31, 1998. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of IDS Life Insurance Company of New York at December 31, 1998 and 1997, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 1998, in conformity with generally accepted accounting principles.

Ernst & Young LLP
Minneapolis, Minnesota
February 4, 1999

SMITH BARNEY LIFEVEST-SM-
certain investments are sponsored by:
Smith Barney and subsidiaries

SMITH BARNEY LIFEVEST-SM-
is underwritten, issued, managed and serviced by:
IDS Life Insurance Company of New York

------------------------------------------------------------------

                                                                 S-6222 M (4/99)